Capital adequacy - Own funds (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2022	Dec. 31, 2021
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 20,651	kr 20,432
Regulatory adjustments to Common Equity Tier 1 capital	(560)	(507)
Total Common Equity Tier-1 capital	20,091	19,925
Own funds	20,091	19,925
Share capital
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	3,990	3,990
Retained earnings
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	16,098	15,518
Accumulated other comprehensive income and other reserves
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	343	323
Independently reviewed profit net of any foreseeable charge or dividend
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	220	601
Additional value adjustments due to prudent valuation
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(428)	(395)
Intangible assets
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(70)	(99)
Own credit risk
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	41	98
Negative amounts resulting from the calculation of expected loss amounts
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	kr (103)	kr (111)